ACQUISITION OF SUBSIDIARIES - Amounts recognised at acquisition date (Details) - CAD ($) $ in Thousands	Mar. 31, 2025	Dec. 06, 2024
Motif Labs Ltd. (“Motif”)
ASSETS
Accounts and other receivable		$ 21,618
Cash		5,055
Inventories		24,474
Property, plant and equipment		19,864
Right-of-use assets		5,744
Intangible assets		34,330
Prepaid expenses and deposits		1,338
Total assets		112,423
Liabilities
Accounts payable and accrued liabilities		27,708
Lease liability		5,681
Other liabilities		12,056
Loan payable		236
Deferred income taxes		9,837
Total liabilities		55,518
Total identifiable net assets at fair value		56,905
Cash consideration		52,171
Equity instruments		39,121
Contingent consideration		4,472
Settlement of pre-acquisition relationship		(89)
Working capital adjustment		(541)
Consideration transferred		95,134
Goodwill arising on acquisition		$ 38,229
Collective Project Limited ("CPL")
ASSETS
Accounts and other receivable	$ 1,258
Cash	118
Inventories	1,134
Intangible assets	12,126
Prepaid expenses and deposits	13
Total assets	14,649
Liabilities
Accounts payable and accrued liabilities	1,097
Deferred income taxes	3,933
Total liabilities	5,030
Total identifiable net assets at fair value	9,619
Cash consideration	4,893
Contingent consideration	17,090
Deferred consideration	1,307
Working capital adjustment	624
Consideration transferred	23,914
Goodwill arising on acquisition	$ 14,295